PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:	PROPERTY AND EQUIPMENT, NET

	December 31,
	2017	2018
Cost:
Computers and peripheral equipment	$10,295	$7,004
Office furniture and equipment	2,811	2,836
Leasehold improvements	7,779	8,712
Capitalized software	10,650	12,645

Total cost	31,535	31,197
Less: accumulated depreciation and amortization	(14,059)	(15,548)
Property and equipment, net	$17,476	$15,649

Depreciation and amortization from continued operations totaled $4,003, $3,567 and $4,950, for the years ended December 31, 2016, 2017 and 2018, respectively.

During 2017 and 2018, the Company capitalized software development costs of $5,756 (including $31 of share-based compensation) and $1,756, respectively. Amortization expense for the related capitalized internally developed software is included in Depreciation and amortization in the consolidated statements of income and amounted to $843 and $2,978 during 2017 and 2018, respectively.